Securities - Fair Value of Debt Security, Available-for-sale and Held-to-maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, available for sale	$ 557,310	$ 584,239
Gross unrealized gains, available for sale	26	14
Gross unrealized losses, available for sale	(65,666)	(69,655)
Fair value, available for sale	491,670	514,598
Amortized cost, held to maturity	392,699	407,959
Gross unrealized gains, held to maturity	25	35
Gross unrealized losses, held to maturity	(60,141)	(59,203)
Fair value, held to maturity	332,583	348,791
U.S. Treasury Notes and Bonds [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, available for sale	90,112	90,345
Gross unrealized gains, available for sale	0	0
Gross unrealized losses, available for sale	(10,801)	(10,151)
Fair value, available for sale	79,311	80,194
U.S. Government and Federal Agency [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, held to maturity	2,975	2,972
Gross unrealized gains, held to maturity	0	0
Gross unrealized losses, held to maturity	(340)	(293)
Fair value, held to maturity	2,635	2,679
State and Municipal [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, available for sale	260,866	269,918
Gross unrealized gains, available for sale	0	0
Gross unrealized losses, available for sale	(31,611)	(35,236)
Fair value, available for sale	229,255	234,682
Amortized cost, held to maturity	195,460	196,098
Gross unrealized gains, held to maturity	6	14
Gross unrealized losses, held to maturity	(32,418)	(30,220)
Fair value, held to maturity	163,048	165,892
Mortgage-backed [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, available for sale	196,032	212,392
Gross unrealized gains, available for sale	26	14
Gross unrealized losses, available for sale	(23,000)	(23,905)
Fair value, available for sale	173,058	188,501
Amortized cost, held to maturity	173,860	188,329
Gross unrealized gains, held to maturity	0	0
Gross unrealized losses, held to maturity	(24,715)	(25,796)
Fair value, held to maturity	149,145	162,533
Corporate [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, available for sale	250	250
Gross unrealized gains, available for sale	0	0
Gross unrealized losses, available for sale	(45)	(46)
Fair value, available for sale	205	204
Amortized cost, held to maturity	20,028	20,013
Gross unrealized gains, held to maturity	19	21
Gross unrealized losses, held to maturity	(2,652)	(2,864)
Fair value, held to maturity	17,395	17,170
Asset-backed Securities [Member]
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, available for sale	10,050	11,334
Gross unrealized gains, available for sale	0	0
Gross unrealized losses, available for sale	(209)	(317)
Fair value, available for sale	9,841	11,017
Amortized cost, held to maturity	376	547
Gross unrealized gains, held to maturity	0	0
Gross unrealized losses, held to maturity	(16)	(30)
Fair value, held to maturity	$ 360	$ 517